Income tax expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current tax
PRC enterprise income tax	¥ 3,308	¥ 8,208	¥ 486
Deferred tax
Origination and reversal of temporary differences	(21,375)	(20,006)	(13,073)
Income tax credit	¥ (18,067)	¥ (11,798)	¥ (12,587)